 Scudder Variable Life Investment Fund: Money Market Portfolio Scudder Variable Life Investment Fund

 Scudder Variable Life Investment Fund offers a choice of nine portfolios as funding vehicles for certain variable life insurance policies and variable annuity contracts offered by the separate accounts of participating insurance companies. The Money Market Portfolio is included herein.

Money Market Portfolio

Prospectus
May 1, 1999

This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Investment Concept of the Fund
Portfolio Description
An overview of the	Money Market Portfolio
portfolio's goal and	Financial highlights
strategy, main risks
performance and,
expenses

About the Portfolio
Additional information	Investment adviser
that you should know	Portfolio management
about the portfolio	Distributions
Taxes
Shareholder communications
Distributor
Buying and selling shares
Share price

Investment Concept of the Fund

Scudder Variable Life Investment Fund is an open-end, registered management investment company comprised of the following diversified series: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for certain variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain participating insurance companies.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, certain participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectuses.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Description

Money Market Portfolio

Investment objective
Money Market Portfolio seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The portfolio seeks to maintain a net asset value of $1.00 per share. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies
The portfolio pursues its objective by investing principally in short-term debt securities issued by:

  U.S. corporations and financial institutions; and
  the U.S. government and its agencies.

The portfolio purchases money market securities such as U.S. Treasury, agency and instrumentality obligations, finance company and corporate commercial paper, bankers' acceptances and certificates of deposit of certain foreign and domestic banks, including foreign branches of domestic banks, which involve different risks than those associated with investments in certificates of deposit of domestic banks, and corporate obligations. The portfolio generally invests only in U.S. dollar-denominated securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The portfolio may also invest in unrated securities that the portfolio management team believes to be of comparable quality. In addition, the portfolio management team seeks through its own credit analysis to limit investments to high quality instruments presenting minimal credit risks. The portfolio purchases only securities with a maturity of one year or less and maintains an average dollar-weighted maturity of 90 days or less.

In selecting securities, the portfolio management team actively manages the portfolio with respect to the short-term interest rate outlook and by selecting securities for superior price or income performance. In addition, the portfolio limits its investments to securities that meet the quality, maturity and diversification requirements applicable to money market funds under federal securities regulations.

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments
To a more limited extent, the portfolio may, but is not required to, make the following investments:

The portfolio may invest in instruments bearing rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments. Consistent with federal law, the portfolio may consider certain of such instruments as having maturities earlier than the maturity date on the face of the instrument.

The portfolio may utilize other investments and investment techniques that may impact portfolio performance.

Risk management strategies
The portfolio manages credit risk by investing only in high quality securities, whose issuers are considered by the portfolio management team to be unlikely to default based on their credit rating. The portfolio also diversifies its portfolio across many industry sectors and issuers.

Main risks
As with most money market funds, the major factor affecting the portfolio's performance is short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. The portfolio management team's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment objective. The portfolio may have lower returns than other mutual funds that invest in lower-quality securities. It is also possible that securities held by the portfolio could be downgraded in credit rating or go into default.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio strives to maintain a $1.00 share price, it is conceivable that an investor could lose money by investing in the portfolio.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

Past performance
The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed from year to year. This information does not reflect charges and fees associated with a separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

BAR CHART DATA:

          Year             %
          ----           ----

          1989           8.84
          1990           7.83
          1991           5.81
          1992           3.33
          1993           2.54
          1994           3.72
          1995           5.65
          1996           5.09
          1997           5.25
          1998           5.29

For the periods included in the bar chart, the portfolio's highest return for a calendar quarter was 2.27% (the second quarter of 1989), and the portfolio's lowest return for a calendar quarter was 0.59% (the second quarter of 1993).

The portfolio's year-to-date total return as of March 31, 1999 was 1.16%.

Average annual total returns
For periods ended December 31, 1998
One Year	5.29%
Five Years	5.00%
Ten Years	5.32%

7-Day Annualized Yield
On December 31, 1998, the portfolio's 7-day annualized yield was 4.97%.

Financial highlights
The financial highlights table is intended to help you understand the portfolio's financial performance for the fiscal periods indicated. Certain information reflects the financial results for a single portfolio share outstanding (a) throughout each period. The total return figures represent the rate that a shareholder in a portfolio would have earned (or lost) on an investment in a portfolio assuming reinvestment of all distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the portfolio's financial statements, is included in the portfolio's annual reports, which are available upon request by calling a participating insurance company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc. collect at 617-295-1000.

Money Market Portfolio
	Years Ended December 31,
	1998	1997	1996	1995	1994
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	.052	.051	.050	.055	.037
Less distributions from net investment income	(.052)	(.051)	(.050)	(.055)	(.037)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return (%)	5.29	5.25	5.09	5.65	3.72
Ratios and Supplemental Data
Net assets, end of period ($ millions)	148	103	98	80	90
Ratio of operating expenses to average daily net assets (%)	.44	.46	.46	.50	.56
Ratio of net investment income to average daily net assets (%)	5.17	5.15	4.98	5.51	3.80

About the Portfolio

Investment adviser
The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the portfolio's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For the fiscal year ended December 31, 1998, the Adviser received an investment management fee of 0.370% from the portfolio on an annual basis.

Portfolio management
The portfolio is managed by a team of investment professionals, who each plays an important role in the portfolio's management process. Team members work together to develop investment strategies and select securities for each portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the portfolio as indicated:

Money Market Portfolio
Name and Title	Joined the Portfolio	Responsibilities and Background
Frank J. Rachwalski, Jr. Lead Manager	1998	Mr. Rachwalski joined the Adviser in 1973. Mr. Rachwalski has served as portfolio manager for other affiliated mutual funds and has over 20 years of experience in short-term fixed-income investing and research.

Geoffrey A. Gibbs Manager	1999	Mr. Gibbs joined the Adviser in 1996 as a fixed-income trader and has eight years of investment industry experience. Prior to joining the Adviser, Mr. Gibbs was an analyst at an unaffiliated investment research firm.

Year 2000 readiness
Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on a portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a portfolio or on global markets or economies generally.

Distributions
The portfolio will declare a dividend of its net investment income daily and distribute such dividend monthly. Distributions will be made shortly after the first business day of each month following declaration of the dividend.

All distributions will be reinvested in shares of the portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes
The portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Shareholder communications
Owners of policies and contracts issued by participating insurance companies for which shares of one or more portfolios are the investment vehicle will receive from the participating insurance companies unaudited semi-annual financial statements and audited year-end financial statements certified by the portfolio's independent public accountants. Each report will show the investments owned by a portfolio and the market values thereof as determined by the Trustees and will provide other information about the portfolio and its operations.

Buying and selling shares
The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), redemptions of the shares of the portfolio are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on that same day, and purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Fund.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Share price
Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines the net asset value per share of the portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. The portfolio uses amortized cost method to determine the value of its assets. The net asset value per share of the portfolio is normally $1.00, calculated at amortized cost in accordance with a rule of the Securities and Exchange Commission (Rule 2a-7). If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolio does not price its shares. As a result, the net asset value of the portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Additional information about the portfolio may be found in the Fund's Statement of Additional Information and in shareholder reports. Participating insurance companies with inquiries may call the telephone number listed below. The Statement of Additional Information contains information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

By Telephone	Call Scudder Investor Services, Inc. collect at 617-295-1000
By Mail	Scudder Investor Services, Inc. Two International Place Boston, MA 02110-4103 or Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-6009 (a duplication fee is charged)
In Person	Public Reference Room Securities and Exchange Commission Washington, D.C. (Call 1-800-SEC-0330 for more information.)
By Internet	http://www.sec.gov http://www.scudder.com

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-4257

Scudder Variable Life Investment Fund: Bond Portfolio

Scudder Variable Life Investment Fund

Supplement to Prospectus Dated May 1, 1999

Bond Portfolio

The following information replaces the current disclosure concerning portfolio management for Bond Portfolio:

Scudder Kemper takes a team approach to asset management. Scudder Kemper's team is comprised of investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

Robert S. Cessine is the Portfolio Manager for the Bond Portfolio. Mr. Cessine joined the team for the Portfolio in 1999, and joined Scudder Kemper in 1993. He began his investment career in 1982. Prior to joining Scudder Kemper he was a Senior Corporate Bond Analyst and Chairman of the Bond Selection Committee at an unaffiliated investment management company.

August 20, 1999

Scudder Variable Life Investment Fund

 Scudder Variable Life Investment Fund offers a choice of nine portfolios as funding vehicles for certain variable life insurance policies and variable annuity contracts offered by the separate accounts of participating insurance companies. The Bond Portfolio is included herein.

Bond Portfolio

Prospectus
May 1, 1999

This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A shares of beneficial interest
Class B shares of beneficial interest

Contents
Investment Concept of the Fund
Portfolio Description
An overview of the	Bond Portfolio
portfolio's goal and	Financial highlights
strategy, main risks
performance and,
expenses

About the Portfolio
Additional information	Investment adviser
that you should know	Portfolio management
about the portfolio	Distributions
Taxes
Shareholder communications
Distributor
Buying and selling shares
Share price

Investment Concept of the Fund

Scudder Variable Life Investment Fund is an open-end, registered management investment company comprised of the following diversified series: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for certain variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain participating insurance companies.

This prospectus pertains to both Class A and Class B shares of the portfolio. Class A shares are offered at net asset value. Class B shares are offered at net asset value and are subject to a Rule 12b-1 fee.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, certain participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectuses.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Description

Bond Portfolio

Investment objective
Bond Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies
The portfolio pursues its objective by investing, under normal circumstances, at least 65% of its assets in bonds of any maturity, including those of the U.S. government and its agencies, corporate bonds of U.S. and foreign issuers, and other notes and bonds paying high current income. In addition, the portfolio may also invest in mortgage and asset-backed securities and convertible securities.

The portfolio is actively managed and proportions among maturities and types of securities may vary depending on the prospects for income relative to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates and other factors.

The portfolio invests primarily in high quality securities. Under normal market conditions, the portfolio invests at least 65% of its assets in securities rated within the three highest rating categories (AAA, AA, A or Aaa, Aa, A) by Standard & Poor's Corporation or Moody's Investors Service or, if unrated, of comparable quality at the time of purchase. The portfolio may also invest up to 20% of its assets in low-rated (or unrated equivalents) high yield/high risk securities (i.e., those rated below BBB or Baa), commonly referred to as "junk bonds."

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments
To a more limited extent, the portfolio may, but is not required to, make the following investments:

The portfolio may invest in preferred stocks, indexed securities and securities of real estate investment trusts. In addition, the portfolio may invest up to 20% of its assets in non-U.S. dollar-denominated foreign debt securities. The portfolio may utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies
The portfolio manages its exposure to interest rate risk by adjusting its duration. The portfolio also diversifies the non-governmental issuer portion of its portfolio across sectors and issuers.

The portfolio may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks
As with most bond mutual funds, the most significant factor affecting the portfolio's performance is interest rates. When interest rates rise, the prices of bonds (and bond mutual funds) typically fall in proportion to their duration. It is also possible that bonds in the portfolio's portfolio could be downgraded in credit rating or go into default.

Issuers whose bonds are below investment-grade (i.e., those rated below BBB or Baa) may have a greater risk of default, may be in impaired financial condition and the bonds may be affected by stock market shifts. The prices of their bonds, therefore, tend to change based on stock market movements to a greater degree than the prices of investment-grade bonds.

Fixed-income securities are also subject to prepayment risk. Prepayment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset-backed securities, but may affect other debt securities as well. When the underlying debt obligations are prepaid ahead of schedule, the return on the security will be lower than expected. Prepayment rates usually increase when interest rates are falling.

A portion of the portfolio's assets may be invested outside the United States. Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates.

The portfolio management team's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment objective.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

Past performance
The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed from year to year, and comparing this information to a broad measure of market performance. This information does not reflect charges and fees associated with a separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.

Total returns for years ended December 31*

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

Total returns for years ended December 31*

BAR CHART DATA:

          Year                %
          ----              ----

          1989            11.65
          1990             8.06
          1991            17.61
          1992             7.01
          1993            12.38
          1994            -4.79
          1995            18.17
          1996             2.82
          1997             9.10
          1998             6.57

For the periods included in the bar chart, the portfolio's highest return for a calendar quarter was 6.32% (the third quarter of 1991), and the portfolio's lowest return for a calendar quarter was -3.89% (the first quarter of 1994).

The portfolio's year-to-date total return as of March 31, 1999 was -0.16%.

Average annual total returns*
For periods ended December 31, 1998	Class A	Lehman Brothers Aggregate Bond Index
One Year	6.57%	8.69%
Five Years	6.11%	7.27%
Ten Years	8.66%	9.26%

* As of December 31, 1998, there were no Class B shares of the portfolio outstanding. Returns for Class B shares of the portfolio would differ from those of Class A shares of the portfolio to the extent that the expenses of the classes differ.

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses.

Financial highlights
The financial highlights table is intended to help you understand the portfolio's financial performance for the fiscal periods indicated. Certain information reflects the financial results for a single portfolio share outstanding (a) throughout each period. The total return figures represent the rate that a shareholder in a portfolio would have earned (or lost) on an investment in a portfolio assuming reinvestment of all distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the portfolio's financial statements, is included in the portfolio's annual reports, which are available upon request by calling a participating insurance company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc. collect at 617-295-1000.

Bond Portfolio — Class A shares

	Years Ended December 31,
	1998	1997	1996	1995	1994
Net asset value, beginning of period	$6.87	$6.73	$7.16	$6.48	$7.42
Income from investment operations:
Net investment income	.43	.44	.41	.44	.43
Net realized and unrealized gain (loss) on investment transactions	.01	.15	(.22)	.69	(.77)
Total from investment operations	.44	.59	.19	1.13	(.34)
Less distributions from:
Net investment income	(.40)	(.43)	(.62)	(.45)	(.43)
Net realized gains on investment transactions	(.03)	(.02)	—	—	(.17)
Total distributions	(.43)	(.45)	(.62)	(.45)	(.60)
Net asset value, end of period	$6.88	$6.87	$6.73	$7.16	$6.48
Total Return (%)	6.57	9.10	2.82	18.17	(4.79)
Ratios and Supplemental Data
Net assets, end of period ($ millions)	106	81	66	73	142
Ratio of operating expenses to average daily net assets (%)	.57	.62	.61	.56	.58
Ratio of net investment income to average daily net assets (%)	6.34	6.55	6.20	6.29	6.43
Portfolio turnover rate (%)	115.14	56.07	85.11	177.21	96.55
(a) Based on monthly average shares outstanding during the period.

About the Portfolio

Investment adviser
The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the portfolio's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For the fiscal year ended December 31, 1998, the Adviser received an investment management fee of 0.475% from the portfolio on an annual basis.

Portfolio management
The portfolio is managed by a team of investment professionals, who each plays an important role in the portfolio's management process. Team members work together to develop investment strategies and select securities for each portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the portfolio as indicated:

Bond Portfolio
Name and Title	Joined the Portfolio	Responsibilities and Background
Stephen A. Wohler Lead Manager	1998	Mr. Wohler joined the Adviser in 1979 and has served as portfolio manager for other affiliated mutual funds. Mr. Wohler has over 20 years of investment experience.
Kelly D. Babson Manager	1998	Ms. Babson joined the Adviser in 1992 and is a portfolio manager in the Adviser's Global Bond Group. Ms. Babson has 17 years of experience in fixed-income investing, including ten years of high-yield portfolio management prior to joining the Adviser.

Year 2000 readiness
Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on a portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a portfolio or on global markets or economies generally.

Distributions
The portfolio will declare and distribute dividends from its net investment income, if any, in April, although an additional distribution may be made if necessary.

All distributions will be reinvested in shares of the portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes
The portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Shareholder communications
Owners of policies and contracts issued by participating insurance companies for which shares of one or more portfolios are the investment vehicle will receive from the participating insurance companies unaudited semi-annual financial statements and audited year-end financial statements certified by the portfolio's independent public accountants. Each report will show the investments owned by a portfolio and the market values thereof as determined by the Trustees and will provide other information about the portfolio and its operations.

Distributor
Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B shares of the portfolio. Under the Rule 12b-1 plan, the portfolio participating in the plan may pay the distributor (for remittance to a participating insurance company) for various costs incurred or paid by such company in connection with the distribution of the Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the Fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the Fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Expenses payable pursuant to the plan may include but are not necessarily limited to: printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective variable annuity contracts and variable life insurance policy owners; those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing or relating to the Fund and including materials intended for use within the participating insurance company, or for broker-dealer only use or retail use; holding seminars and sales meetings designed to promote the distribution of Fund shares; obtaining information and providing explanations to variable annuity contract and variable life insurance policy owners regarding Fund investment objectives and policies and other information about the Fund and its portfolios, including the performance of the portfolios; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of variable annuity contract and variable life insurance policy owner accounts with respect to Fund shares attributable to such accounts; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Fund shares.

Buying and selling shares
The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to fees imposed pursuant to the Rule 12b-1 plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to the Rule 12b-1 plan.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), such purchases and redemptions of the shares of the portfolio are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on that same day.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Share price
Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines the net asset value per share of the portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the portfolio's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolio does not price its shares. As a result, the net asset value of the portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Additional information about the portfolio may be found in the Fund's Statement of Additional Information and in shareholder reports. Participating insurance companies with inquiries may call the telephone number listed below. The Statement of Additional Information contains information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

By Telephone	Call Scudder Investor Services, Inc. collect at 617-295-1000
By Mail	Scudder Investor Services, Inc. Two International Place Boston, MA 02110-4103 or Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-6009 (a duplication fee is charged)
In Person	Public Reference Room Securities and Exchange Commission Washington, D.C. (Call 1-800-SEC-0330 for more information.)
By Internet	http://www.sec.gov http://www.scudder.com

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-4257

Scudder Variable Life Investment Fund: Balanced Portfolio

Scudder Variable Life Investment Fund

Supplement to Prospectus Dated May 1, 1999

Balanced Portfolio

The following changes with respect to the Balanced Portfolio are effective September 1, 1999.

The following replaces disclosure in the "Portfolio management" section of the Prospectus for Balanced Portfolio:

Gary A. Langbaum is the Lead Portfolio Manager for the Balanced Portfolio. Mr. Langbaum joined the team for the portfolio in 1999, and joined Scudder Kemper in 1988. He began his investment career in 1970. Prior to joining Scudder Kemper he was a Senior Research Analyst and Associate Director of Research at a banking trust company.

Tracy McCormick is a Portfolio Manager for the Balanced Portfolio. Ms. McCormick joined the team for the portfolio in 1999, and joined Scudder Kemper in 1994. She began her investment career in 1980. Prior to joining Scudder Kemper she was a Senior Vice President and a Portfolio Manager at an unaffiliated investment management company.

Robert S. Cessine is a Portfolio Manager for the Balanced Portfolio. Mr. Cessine joined the team for the portfolio in 1999, and joined Scudder Kemper in 1993. He began his investment career in 1982. Prior to joining Scudder Kemper he was a Senior Corporate Bond Analyst and Chairman of the Bond Selection Committee at an unaffiliated investment management company.

The following replaces disclosure in the "Investment objective," "Main investment strategies," "Other investments," "Risk management strategies" and "Main risks" sections of the Prospectus for Balanced Portfolio:

Investment objective

Balanced Portfolio pursues a balance of growth and income from a diversified portfolio of equity and fixed-income securities. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The portfolio management team allocates portfolio holdings among equity and fixed-income securities based on its evaluation of the overall financial climate, including interest rates, capital flows, inflation and fiscal controls. It also makes adjustments among industry sectors and, in the case of fixed-income securities, overall credit quality and duration. The portfolio invests primarily in the equity and fixed-income securities of U.S. companies.

The portfolio normally invests between 50% and 75% of its net assets in common stocks and other equity securities. Equity securities in which the portfolio may invest include common stocks, preferred stocks, convertible securities and warrants.

The portfolio management team focuses on equity securities it regards as reasonably priced relative to their earnings growth potential. It evaluates a variety of factors, including historic and projected earnings growth, balance sheets and stock prices. The portfolio management team follows a disciplined buy and sell strategy, in which proprietary research gathered from meetings with, among others, senior management of companies in which the portfolio invests, government experts and industry leaders plays an important role.

To enhance income and stability, the portfolio will normally invest 25% to 50% of its net assets in fixed-income securities. At all times, the portfolio will be invested at least 25% in fixed-income senior securities. The portfolio management team allocates fixed-income investments among corporate bonds, U.S. government securities, mortgage-backed securities and other fixed-income securities. While the portfolio has the ability to invest up to 20% of its bond assets (10% of total portfolio assets) in high yield securities, it normally invests predominantly in corporate debt securities which are rated in the four highest grades by a nationally recognized statistical rating service, such as Standard and Poor's Ratings Services or Moody's Investors Service, Inc.

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments

To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The portfolio manages risk in its stock allocation by diversifying widely among industries and companies.

The portfolio's bond investments are diversified by maturity, credit quality and industry.

For temporary defensive purposes, the portfolio may invest up to 100% of its assets in cash and in money market and short-term instruments. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

The portfolio may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks

The primary factor affecting the portfolio's performance is stock market movements. Stock market movements will affect the portfolio's share prices on a daily basis and the portfolio's returns and net asset value will go up and down. Declines are possible both in the overall stock market and in the type of securities held by the portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered the greatest potential for gain on your investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market.

To the extent that the portfolio invests in bonds, the most significant risk is that interest rates will rise, and the prices of bonds held by the portfolio will fall in proportion to their duration. It is also possible that bonds in the portfolio's portfolio could be downgraded in credit rating or go into default.

Investments in high yield securities (often referred to as "junk bonds") are more likely to be affected by negative developments relating to their issuers or industries, and entail relatively greater risk of loss of income and principal than investments in higher rated securities. Market prices of high yield securities may fluctuate more than market prices of higher rated securities.

The portfolio management team's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment objective. The portfolio's asset allocation could prove to be less appropriate to market conditions than those of other balanced mutual funds.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

August 20, 1999

Scudder Variable Life Investment Fund

 Scudder Variable Life Investment Fund offers a choice of nine portfolios as funding vehicles for certain variable life insurance policies and variable annuity contracts offered by the separate accounts of participating insurance companies. The Balanced Portfolio is included herein.

Balanced Portfolio

Prospectus
May 1, 1999

This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A shares of beneficial interest
Class B shares of beneficial interest

Contents
Investment Concept of the Fund
Portfolio Description
An overview of the	Balanced Portfolio
portfolio's goal and	Financial highlights
strategy, main risks
performance and,
expenses

About the Portfolio
Additional information	Investment adviser
that you should know	Portfolio management
about the portfolio	Distributions
Taxes
Shareholder communications
Distributor
Buying and selling shares
Share price

Investment Concept of the Fund

Scudder Variable Life Investment Fund is an open-end, registered management investment company comprised of the following diversified series: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for certain variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain participating insurance companies.

This prospectus pertains to both Class A and Class B shares of the portfolio. Class A shares are offered at net asset value. Class B shares are offered at net asset value and are subject to a Rule 12b-1 fee.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, certain participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectuses.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Description

Balanced Portfolio

Investment objective
Balanced Portfolio pursues a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies
The portfolio normally invests between 50% and 75% of its net assets in common stocks and other equity securities. Equity securities in which the portfolio invests include common stocks, preferred stocks, convertible securities and warrants. In managing the portfolio, the portfolio management team uses a quality-orientated investment approach that is designed to reduce risk. The portfolio does not attempt to time the market. When changes in the overall financial climate — interest rates, capital flows, inflation, fiscal controls — warrant action, the portfolio management team will generally make incremental adjustments to the portfolio's asset allocation.

In selecting equity securities, the portfolio management team seeks out companies of above-average financial quality that also appear to offer opportunities for growth in earnings, cash flow or assets relative to the overall market as defined by the Russell 1000 Growth Index. Typically, medium- to large-sized companies (those with annual revenues or market capitalizations of at least $1 billion) will meet these criteria. The portfolio invests primarily in U.S. companies but may also invest in the equity securities of foreign companies.

To enhance income and stability, the portfolio will normally invest 25% to 50% of its net assets in fixed-income securities. At all times, the portfolio will be invested at least 25% in fixed-income securities. Of these, 80% must be rated within the three highest credit rating categories by a nationally recognized rating association (AAA, AA, A or Aaa, Aa, A) or, if unrated, of comparable quality. At least 50% of the portfolio's fixed-income securities will be invested in debt obligations, including money market instruments, that are issued or guaranteed by the U.S. government, are rated at the time of purchase within the two highest rating categories by an independent rating agency or, if unrated, of comparable quality. The portfolio may invest up to 20% of its assets in bonds rated below A but no lower than B. The portfolio may invest up to 20% of its debt securities in non-U.S. dollar-denominated foreign debt securities and may invest up to 25% of its equity securities in non-U.S. dollar-denominated foreign equity securities.

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments
To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies
The portfolio manages risk in its stock allocation by diversifying widely among industries and companies.

The portfolio's bond investments are diversified by maturity, credit quality and industry.

For temporary defensive purposes, the portfolio may invest up to 100% of its assets in cash and in money market and short-term instruments. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

The portfolio may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks
The primary factor affecting the portfolio's performance is stock market movements. Stock market movements will affect the portfolio's share prices on a daily basis and the portfolio's returns and net asset value will go up and down. Declines are possible both in the overall stock market and in the type of securities held by the portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered the greatest potential for gain on your investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market.

To the extent that the portfolio invests in bonds, the most significant risk is that interest rates will rise, and the prices of bonds held by the portfolio will fall in proportion to their duration. It is also possible that bonds in the portfolio's portfolio could be downgraded in credit rating or go into default.

A portion of the portfolio's assets may be invested outside the United States. Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates.

The portfolio management team's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment objective. The portfolio's asset allocation could prove to be less appropriate to market conditions than other balanced mutual funds and the portfolio management team's attempts to manage downside risk may also reduce performance in a strong market.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

Past performance
The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed from year to year, and comparing this information to a broad measure of market performance. This information does not reflect charges and fees associated with a separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.

Total returns for years ended December 31*

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

Total returns for years ended December 31*

BAR CHART DATA:

          Year                %
          ----              ----

          1989            19.50
          1990            -1.92
          1991            26.93
          1992             6.96
          1993             7.45
          1994            -2.05
          1995            26.67
          1996            11.89
          1997            24.21
          1998            23.19

For the periods included in the bar chart, the portfolio's highest return for a calendar quarter was 15.51% (the fourth quarter of 1998), and the portfolio's lowest return for a calendar quarter was -10.03% (the third quarter of 1990).

The portfolio's year-to-date total return as of March 31, 1999 was 4.09%.

Average annual total returns*
For periods ended December 31, 1998	Class A	S&P 500 Index	S&P 500 Index (60%) and Lehman Brothers Aggregate Bond Index (40%)
One Year	23.19%	28.58%	20.62%
Five Years	16.26%	24.06%	17.39%
Ten Years	13.77%	19.21%	15.35%

* As of December 31, 1998, there were no Class B shares of the portfolio outstanding. Returns for Class B shares of the portfolio would differ from those of Class A shares of the portfolio to the extent that the expenses of the classes differ.

The Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Over-The-Counter market.

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses.

Financial highlights
The financial highlights table is intended to help you understand the portfolio's financial performance for the fiscal periods indicated. Certain information reflects the financial results for a single portfolio share outstanding (a) throughout each period. The total return figures represent the rate that a shareholder in a portfolio would have earned (or lost) on an investment in a portfolio assuming reinvestment of all distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the portfolio's financial statements, is included in the portfolio's annual reports, which are available upon request by calling a participating insurance company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc. collect at 617-295-1000.

Balanced Portfolio — Class A shares

	Years Ended December 31,
	1998	1997	1996	1995	1994
Net asset value, beginning of period	$13.30	$11.61	$10.95	$8.97	$10.23
Income from investment operations:
Net investment income	.37	.34	.31	.30	.29
Net realized and unrealized gain (loss) on investment transactions	2.56	2.32	.95	2.04	(.48)
Total from investment operations	2.93	2.66	1.26	2.34	(.19)
Less distributions from:
Net investment income	(.36)	(.33)	(.30)	(.30)	(.30)
Net realized gains on investment transactions	(.66)	(.64)	(.30)	(.06)	(.77)
Total distributions	(1.02)	(.97)	(.60)	(.36)	(1.07)
Net asset value, end of period	$15.21	$13.30	$11.61	$10.95	$8.97
Total Return (%)	23.19	24.21	11.89	26.67	(2.05)
Ratios and Supplemental Data
Net assets, end of period ($ millions)	162	118	88	68	46
Ratio of operating expenses to average daily net assets (%)	.56	.57	.60	.65	.75
Ratio of net investment income to average daily net assets (%)	2.71	2.73	2.82	3.01	3.19
Portfolio turnover rate (%)	74.08	43.10	67.56	87.98	101.64
(a) Based on monthly average shares outstanding during the period.

About the Portfolio

Investment adviser
The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the portfolio's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For the fiscal year ended December 31, 1998, the Adviser received an investment management fee of 0.475% from the portfolio on an annual basis.

Portfolio management
The portfolio is managed by a team of investment professionals, who each plays an important role in the portfolio's management process. Team members work together to develop investment strategies and select securities for each portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the portfolio as indicated:

Balanced Portfolio
Name and Title	Joined the Portfolio	Responsibilities and Background
Valerie F. Malter Lead Manager	1996	Ms. Malter joined the Adviser in 1995 as Product Leader of Quality Growth Equity and began her investment career in 1984. Prior to joining the Adviser, Ms. Malter spent ten years as an analyst and portfolio manager at an unaffiliated investment advisory firm.

George P. Fraise Manager	1998	Mr. Fraise joined the Adviser in 1997 as a portfolio manager and began his investment career in 1986. Prior to joining the Adviser, Mr. Fraise was a senior equity analyst at several unaffiliated investment management firms.

Stephen A. Wohler Manager	1998	Mr. Wohler joined the Adviser in 1979 and has served as portfolio manager for other affiliated mutual funds. Mr. Wohler has over 20 years of investment experience.
Kelly D. Babson Manager	1998	Ms. Babson joined the Adviser in 1992 and is a portfolio manager in the Adviser's Global Bond Group. Ms. Babson has 17 years of experience in fixed-income investing, including ten years of high-yield portfolio management prior to joining the Adviser.

Year 2000 readiness
Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on a portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a portfolio or on global markets or economies generally.

Euro conversion
The introduction of a new European currency, the Euro, may result in uncertainties for European securities and for the operation of the portfolios. The Euro was introduced on January 1, 1999 by eleven member countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not implement the Euro on January 1, 1999.

The Adviser is actively working to address Euro-related issues as they occur and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on the portfolio's holdings is negative, it could hurt the portfolio's performance.

Distributions
The portfolio will declare and distribute dividends from its net investment income, if any, in April, although an additional distribution may be made if necessary.

All distributions will be reinvested in shares of the portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes
The portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Shareholder communications
Owners of policies and contracts issued by participating insurance companies for which shares of one or more portfolios are the investment vehicle will receive from the participating insurance companies unaudited semi-annual financial statements and audited year-end financial statements certified by the portfolio's independent public accountants. Each report will show the investments owned by a portfolio and the market values thereof as determined by the Trustees and will provide other information about the portfolio and its operations.

Distributor
Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B shares of the portfolio. Under the Rule 12b-1 plan, the portfolio participating in the plan may pay the distributor (for remittance to a participating insurance company) for various costs incurred or paid by such company in connection with the distribution of the Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the Fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the Fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Expenses payable pursuant to the plan may include but are not necessarily limited to: printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective variable annuity contracts and variable life insurance policy owners; those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing or relating to the Fund and including materials intended for use within the participating insurance company, or for broker-dealer only use or retail use; holding seminars and sales meetings designed to promote the distribution of Fund shares; obtaining information and providing explanations to variable annuity contract and variable life insurance policy owners regarding Fund investment objectives and policies and other information about the Fund and its portfolios, including the performance of the portfolios; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of variable annuity contract and variable life insurance policy owner accounts with respect to Fund shares attributable to such accounts; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Fund shares.

Buying and selling shares
The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to fees imposed pursuant to the Rule 12b-1 plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to the Rule 12b-1 plan.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), such purchases and redemptions of the shares of the portfolio are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on that same day.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Share price
Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines the net asset value per share of the portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the portfolio's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolio does not price its shares. As a result, the net asset value of the portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Additional information about the portfolio may be found in the Fund's Statement of Additional Information and in shareholder reports. Participating insurance companies with inquiries may call the telephone number listed below. The Statement of Additional Information contains information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

By Telephone	Call Scudder Investor Services, Inc. collect at 617-295-1000
By Mail	Scudder Investor Services, Inc. Two International Place Boston, MA 02110-4103 or Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-6009 (a duplication fee is charged)
In Person	Public Reference Room Securities and Exchange Commission Washington, D.C. (Call 1-800-SEC-0330 for more information.)
By Internet	http://www.sec.gov http://www.scudder.com

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-4257

Scudder Variable Life Investment Fund: Growth and Income Portfolio

Scudder Variable Life Investment Fund

Supplement to Prospectus Dated May 1, 1999

Growth and Income Portfolio

The following replaces the listing of portfolio managers in the "Portfolio management" section of the Prospectus:

Name and Title	Joined the Portfolio	Responsibilities and Background
Kathleen T. Millard Lead Manager	1994	Ms. Millard joined the Adviser in 1991 as a portfolio manager and began her investment career in 1983. Ms. Millard has 16 years of investment industry experience as a portfolio manager specializing in value portfolios.
Benjamin W. Thorndike Manager	1994	Mr. Thorndike joined the Adviser in 1983 as a portfolio manager and began his investment career in 1980.

October 20, 1999

Scudder Variable Life Investment Fund

Supplement to Prospectus Dated May 1, 1999

Growth and Income Portfolio

The following replaces the second full paragraph in the "Main investment strategies" section of the Prospectus for Growth and Income Portfolio:

In managing the portfolio, the portfolio management team considers both yield and other valuation and growth factors, meaning that it focuses the portfolio's investments on securities of companies whose dividends and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the Standard & Poor's 500 Composite Stock Price Index. The portfolio may sell securities if their yield or growth prospects are expected to be below the benchmark average. Typically, companies that meet these criteria are large.

The following replaces the first full paragraph in the "Risk management strategies" section of the Prospectus for Growth and Income Portfolio:

The portfolio management team manages the portfolio's risk by diversifying widely among industries and companies. The portfolio also invests primarily in dividend-paying stocks, whose prices have historically tended to fall less in down markets.

August 20, 1999

Scudder Variable Life Investment Fund

 Scudder Variable Life Investment Fund offers a choice of nine portfolios as funding vehicles for certain variable life insurance policies and variable annuity contracts offered by the separate accounts of participating insurance companies. The Growth and Income Portfolio is included herein.

Growth and Income Portfolio

Prospectus
May 1, 1999

This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A shares of beneficial interest
Class B shares of beneficial interest

Contents
Investment Concept of the Fund
Portfolio Description
An overview of the	Growth and Income Portfolio
portfolio's goal and	Financial highlights
strategy, main risks
performance and,
expenses

About the Portfolio
Additional information	Investment adviser
that you should know	Portfolio management
about the portfolio	Distributions
Taxes
Shareholder communications
Distributor
Buying and selling shares
Share price

Investment Concept of the Fund

Scudder Variable Life Investment Fund is an open-end, registered management investment company comprised of the following diversified series: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for certain variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain participating insurance companies.

This prospectus pertains to both Class A and Class B shares of the portfolio. Class A shares are offered at net asset value. Class B shares are offered at net asset value and are subject to a Rule 12b-1 fee.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, certain participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectuses.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Description

Growth and Income Portfolio

Investment objective
Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies
The portfolio pursues its goal by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. The portfolio may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. The portfolio can invest in securities of companies with varying market capitalizations.

In managing the portfolio, the portfolio management team employs a "relative yield" discipline, meaning that it focuses the portfolio's investments on companies whose dividend yields are 20% higher than the average derived from a benchmark index such as the Standard & Poor's 500 Composite Stock Price Index. The portfolio will sell securities if their dividend yields fall below 80% of the benchmark average. In addition to providing above-average yield, companies in whose securities the portfolio may invest must appear to offer opportunities for growth in capital and earnings. Typically, companies that meet these criteria are large.

The portfolio invests primarily in U.S. companies, but may also invest in the equity securities of foreign companies. The portfolio may invest up to 25% of its assets in non-U.S. dollar-denominated foreign securities.

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments
To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies
The portfolio manages risk by diversifying widely among industries and companies. It also invests in high dividend-paying stocks, whose prices have historically tended to fall less in down markets.

For temporary defensive purposes, the portfolio may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

The portfolio may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks
The primary factor affecting the portfolio's performance is stock market movements. Stock market movements will affect the portfolio's share prices on a daily basis and the portfolio's returns and net asset value will go up and down. Declines are possible both in the overall stock market and in the type of securities held by the portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered the greatest potential for gain on your investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market.

A portion of the portfolio's assets may be invested outside the United States. Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates.

The portfolio management team's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment objective. The relative yield strategy used by the portfolio or specific investments may not perform as well as expected.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

Past performance
The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed from year to year, and comparing this information to a broad measure of market performance. This information does not reflect charges and fees associated with a separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.

Total returns for years ended December 31*

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

Total returns for years ended December 31*

BAR CHART DATA:

          Year                %
          ----              ----

          1995            31.74
          1996            22.17
          1997            30.47
          1998             7.18

* Total returns for Class B shares of the portfolio would differ from those of Class A shares of the portfolio to the extent that the expenses of the classes differ.

For the periods included in the bar chart, the portfolio's highest return for a calendar quarter was 15.86% (the second quarter of 1997), and the portfolio's lowest return for a calendar quarter was -12.58% (the third quarter of 1998).

The portfolio's year-to-date total return as of March 31, 1999 was -0.02%.

Average annual total returns
For periods ended December 31, 1998	Class A	S&P 500 Index	Class B	S&P 500 Index
One Year	7.18%	28.58%	6.95%	28.58%
Since Class Inception**	20.20%	26.69%***	17.80%	31.38%+

** Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares.
*** Index comparison begins on April 30, 1994 for Class A shares.
+ Index comparison begins on April 30, 1997 for Class B shares.

The Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Over-The-Counter market.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses.

Financial highlights
The financial highlights table is intended to help you understand the portfolio's financial performance for the fiscal periods indicated. Certain information reflects the financial results for a single portfolio share outstanding (a) throughout each period. The total return figures represent the rate that a shareholder in a portfolio would have earned (or lost) on an investment in a portfolio assuming reinvestment of all distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the portfolio's financial statements, is included in the portfolio's annual reports, which are available upon request by calling a participating insurance company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc. collect at 617-295-1000.

Growth and Income Portfolio — Class A shares

Class A (c)	Years Ended December 31,				For the Period May 2, 1994 (commencement of operations) to December 31,
	1998	1997	1996	1995	1994
Net asset value, beginning of period	$11.48	$9.37	$7.98	$6.26	$6.00(b)
Income from investment operations:
Net investment income	.27	.27	.27	.23	.13
Net realized and unrealized gain (loss) on investment transactions	.54	2.47	1.46	1.72	.17
Total from investment operations	.81	2.74	1.73	1.95	.30
Less distributions from:
Net investment income	(.25)	(.26)	(.23)	(.19)	(.04)
Net realized gains on investment transactions	(.79)	(.37)	(.11)	(.04)	—
Total distributions	(1.04)	(.63)	(.34)	(.23)	(.04)
Net asset value, end of period	$11.25	$11.48	$9.37	$7.98	$6.26
Total Return (%)	7.18	30.47	22.17	31.74	4.91**
Ratios and Supplemental Data
Net assets, end of period ($ millions)	184	157	91	52	20
Ratio of operating expenses, net to average daily net assets (%)	.56	.58	.66	.75	.75*
Ratio of operating expenses, before reductions, to average daily net assets (%)	.56	.58	.66	.75	1.62*
Ratio of net investment income to average daily net assets (%)	2.41	2.54	3.14	3.18	3.63*
Portfolio turnover rate (%)	38.70	28.41	32.18	24.33	28.41*
(a) Based on monthly average shares outstanding during the period. (b) Original capital. (c) On May 1, 1997 existing shares were designated as Class A shares. * Annualized ** Not annualized

Growth and Income Portfolio — Class B shares

Class B	Year Ended December 31, 1998	For the Period May 1, 1997 (commencement of sale of Class B shares) to December 31, 1997
Net asset value, beginning of period	$11.47	$9.44
Income from investment operations:
Net investment income	.25	.14
Net realized and unrealized gain (loss) on investment transactions	.54	2.02
Total from investment operations	.79	2.16
Less distributions from:
Net investment income	(.23)	(.13)
Net realized gains on investment transactions	(.79)	—
Total distributions	(1.02)	(.13)
Net asset value, end of period	$11.24	$11.47
Total Return (%)	6.95	22.89**
Ratios and Supplemental Data
Net assets, end of period ($ millions)	14	7
Ratio of operating expenses to average daily net assets (%)	.79	.80*
Ratio of net investment income to average daily net assets (%)	2.20	2.13*
Portfolio turnover rate (%)	38.70	28.41
(a) Based on monthly average shares outstanding during the period. * Annualized ** Not annualized

About the Portfolio

Investment adviser
The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the portfolio's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For the fiscal year ended December 31, 1998, the Adviser received an investment management fee of 0.475% from the portfolio on an annual basis.

Portfolio management
The portfolio is managed by a team of investment professionals, who each plays an important role in the portfolio's management process. Team members work together to develop investment strategies and select securities for each portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the portfolio as indicated:

Growth and Income Portfolio
Name and Title	Joined the Portfolio	Responsibilities and Background
Robert T. Hoffman Lead Manager	1994	Mr. Hoffman joined the Adviser in 1990 as a portfolio manager and began his investment career in 1985.
Benjamin W. Thorndike Manager	1994	Mr. Thorndike joined the Adviser in 1983 as a portfolio manager and began his investment career in 1980.
Kathleen T. Millard Manager	1994	Ms. Millard joined the Adviser in 1983 as a portfolio manager and began her investment career in 1980. Ms. Millard has 16 years of investment industry experience as a portfolio manager specializing in value portfolios.

Lori J. Ensinger Manager	1996	Ms. Ensinger joined the Adviser in 1993 as a portfolio manager and began her investment career in 1983. Ms. Ensinger has 16 years of experience as a portfolio manager specializing in mid- and large-cap stocks.

Year 2000 readiness
Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on a portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a portfolio or on global markets or economies generally.

Euro conversion
The introduction of a new European currency, the Euro, may result in uncertainties for European securities and for the operation of the portfolios. The Euro was introduced on January 1, 1999 by eleven member countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not implement the Euro on January 1, 1999.

The Adviser is actively working to address Euro-related issues as they occur and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on the portfolio's holdings is negative, it could hurt the portfolio's performance.

Distributions
The portfolio will declare and distribute dividends from its net investment income, if any, in April, although an additional distribution may be made if necessary.

All distributions will be reinvested in shares of the portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes
The portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Shareholder communications
Owners of policies and contracts issued by participating insurance companies for which shares of one or more portfolios are the investment vehicle will receive from the participating insurance companies unaudited semi-annual financial statements and audited year-end financial statements certified by the portfolio's independent public accountants. Each report will show the investments owned by a portfolio and the market values thereof as determined by the Trustees and will provide other information about the portfolio and its operations.

Distributor
Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B shares of the portfolio. Under the Rule 12b-1 plan, the portfolio participating in the plan may pay the distributor (for remittance to a participating insurance company) for various costs incurred or paid by such company in connection with the distribution of the Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the Fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the Fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Expenses payable pursuant to the plan may include but are not necessarily limited to: printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective variable annuity contracts and variable life insurance policy owners; those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing or relating to the Fund and including materials intended for use within the participating insurance company, or for broker-dealer only use or retail use; holding seminars and sales meetings designed to promote the distribution of Fund shares; obtaining information and providing explanations to variable annuity contract and variable life insurance policy owners regarding Fund investment objectives and policies and other information about the Fund and its portfolios, including the performance of the portfolios; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of variable annuity contract and variable life insurance policy owner accounts with respect to Fund shares attributable to such accounts; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Fund shares.

Buying and selling shares
The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to fees imposed pursuant to the Rule 12b-1 plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to the Rule 12b-1 plan.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), such purchases and redemptions of the shares of the portfolio are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on that same day.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Share price
Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines the net asset value per share of the portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the portfolio's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolio does not price its shares. As a result, the net asset value of the portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Additional information about the portfolio may be found in the Fund's Statement of Additional Information and in shareholder reports. Participating insurance companies with inquiries may call the telephone number listed below. The Statement of Additional Information contains information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

By Telephone	Call Scudder Investor Services, Inc. collect at 617-295-1000
By Mail	Scudder Investor Services, Inc. Two International Place Boston, MA 02110-4103 or Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-6009 (a duplication fee is charged)
In Person	Public Reference Room Securities and Exchange Commission Washington, D.C. (Call 1-800-SEC-0330 for more information.)
By Internet	http://www.sec.gov http://www.scudder.com

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-4257

Scudder Variable Life Investment Fund: Capital Growth Portfolio

Scudder Variable Life Investment Fund

Scudder Variable Life Investment Fund offers a choice of nine portfolios as funding vehicles for certain variable life insurance policies and variable annuity contracts offered by the separate accounts of participating insurance companies. The Capital Growth Portfolio is included herein.

Capital Growth Portfolio

Prospectus
May 1, 1999

This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A shares of beneficial interest
Class B shares of beneficial interest

Contents
Investment Concept of the Fund
Portfolio Description
An overview of the	Capital Growth Portfolio
portfolio's goal and	Financial highlights
strategy, main risks
performance and,
expenses

About the Portfolio
Additional information	Investment adviser
that you should know	Portfolio management
about the portfolio	Distributions
Taxes
Shareholder communications
Distributor
Buying and selling shares
Share price

Investment Concept of the Fund

Scudder Variable Life Investment Fund is an open-end, registered management investment company comprised of the following diversified series: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for certain variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain participating insurance companies.

This prospectus pertains to both Class A and Class B shares of each portfolio. Class A shares are offered at net asset value. Class B shares are offered at net asset value and are subject to a Rule 12b-1 fee.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, certain participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectuses.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Description

Capital Growth Portfolio

Investment objective
Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies
The portfolio invests in marketable securities, principally common stocks and preferred stocks. In selecting stocks for the portfolio, the portfolio management team considers a number of factors, including the issuer's financial strength, management reputation, absolute size and overall industry position.

In addition, the portfolio's flexible investment strategy enables it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies that generate or apply new technologies, new and improved distribution techniques or new services, companies that own or develop natural resources, companies that may benefit from changing consumer demands and lifestyles and foreign companies.

While emphasizing companies with above-average growth prospects, the portfolio may also invest in equity securities of companies that may have only average growth prospects, but seem to be undervalued due to factors that the portfolio's management team believes to be of a temporary nature which may cause their securities to be out of favor and to trade at a price below their potential value. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions or actual or anticipated unfavorable developments affecting the company.

The portfolio may invest up to 25% of its assets in non U.S. dollar-denominated equity securities of foreign issuers.

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments
To a more limited extent, the portfolio may, but is not required to, make the following investments:

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities when the investment adviser believes that the total return on debt securities is likely to equal or exceed the total return on common stocks over a selected period of time. Generally these debt securities will be rated investment-grade (AAA, AA, A, BBB or Aaa, Aa, A, Baa) by an independent rating agency or, if unrated, considered of comparable quality, although the portfolio may invest up to 5% of its net assets in low-rated high yield/high risk securities (i.e., those rated below BBB or Baa), commonly referred to as "junk bonds."

The portfolio may utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies
The portfolio manages risk by diversifying widely among market sectors and companies.

In order to reduce risk, as market or economic conditions warrant, the portfolio may invest up to 25% of its assets in short-term debt instruments. In such a case, the portfolio would not be pursuing, and may not achieve, its objective.

The portfolio may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks
The primary factor affecting the portfolio's performance is stock market movements. Stock market movements will affect the portfolio's share prices on a daily basis and the portfolio's returns and net asset value will go up and down. Declines are possible both in the overall stock market and in the type of securities held by the portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered the greatest potential for gain on your investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market.

The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the portfolio management team believes is its full value. It may even decrease in value.

A portion of the portfolio's assets may be invested outside the United States. Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

Past performance
The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed from year to year, and comparing this information to a broad measure of market performance. This information does not reflect charges and fees associated with a separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.

Total returns for years ended December 31*

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

Total returns for years ended December 31*

BAR CHART DATA:

          Year                %
          ----              ----

          1989            22.75
          1990            -7.47
          1991            39.55
          1992             6.42
          1993            20.88
          1994            -9.67
          1995            28.65
          1996            20.13
          1997            35.76
          1998            23.23

* Total returns for Class B shares of the portfolio would differ from those of Class A shares of the portfolio to the extent that the expenses of the classes differ.

For the periods included in the bar chart, the portfolio's highest return for a calendar quarter was 25.80% (the fourth quarter of 1998), and the portfolio's lowest return for a calendar quarter was
-17.29% (the third quarter of 1990).

The portfolio's year-to-date total return as of March 31, 1999 was 3.78%.

Average annual total returns
For periods ended December 31, 1998	Class A	S&P 500 Index	Class B	S&P 500 Index
One Year	23.23%	28.58%	22.94%	28.58%
Five Years	18.49%	24.06%	—	—
Ten Years	16.89%	19.21%	—	—
Since Class Inception**	—	—	25.49%	28.39%***

** Inception date is May 12, 1997 for Class B shares.
*** Index comparison begins on May 31, 1997 for Class B shares.

The Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Over-The-Counter market.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses.

Financial highlights
The financial highlights table is intended to help you understand the portfolio's financial performance for the fiscal periods indicated. Certain information reflects the financial results for a single portfolio share outstanding (a) throughout each period. The total return figures represent the rate that a shareholder in a portfolio would have earned (or lost) on an investment in a portfolio assuming reinvestment of all distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the portfolio's financial statements, is included in the portfolio's annual reports, which are available upon request by calling a participating insurance company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc. collect at 617-295-1000.

Capital Growth Portfolio — Class A shares

Class A (b)	Years Ended December 31,
	1998	1997	1996	1995	1994
Net asset value, beginning of period	$20.63	$16.50	$15.08	$12.23	$14.95
Income from investment operations:
Net investment income	.16	.18	.19	.14	.06
Net realized and unrealized gain (loss) on investment transactions	4.46	5.39	2.68	3.25	(1.42)
Total from investment operations	4.62	5.57	2.87	3.39	(1.36)
Less distributions from:
Net investment income	(.17)	(.19)	(.19)	(.11)	(.05)
Net realized gains on investment transactions	(1.13)	(1.25)	(1.26)	(.43)	(1.31)
Total distributions	(1.30)	(1.44)	(1.45)	(.54)	(1.36)
Net asset value, end of period	$23.95	$20.63	$16.50	$15.08	$12.23
Total Return (%)	23.23	35.76	20.13	28.65	(9.67)
Ratios and Supplemental Data
Net assets, end of period ($ millions)	901	676	440	338	257
Ratio of operating expenses to average daily net assets (%)	.50	.51	.53	.57	.58
Ratio of net investment income to average daily net assets (%)	.75	.96	1.27	1.06	.47
Portfolio turnover rate (%)	54.73	41.77	65.56	119.41	66.44
(a) Based on monthly average shares outstanding during the period. (b) On May 12, 1997 existing shares were designated as Class A shares.

Capital Growth Portfolio — Class B shares

Class B	Year Ended December 31, 1998	For the Period May 12, 1997 (commencement of sale of Class B shares) to December 31, 1997
Net asset value, beginning of period	$20.61	$17.54
Income from investment operations:
Net investment income	.11	.08
Net realized and unrealized gain (loss) on investment transactions	4.45	3.08
Total from investment operations	4.56	3.16
Less distributions from:
Net investment income	(.12)	(.09)
Net realized gains on investment transactions	(1.13)	—
Total distributions	(1.25)	(.09)
Net asset value, end of period	$23.92	$20.61
Total Return (%)	22.94	18.00**
Ratios and Supplemental Data
Net assets, end of period ($ millions)	.83	.55
Ratio of operating expenses to average daily net assets (%)	.75	.75*
Ratio of net investment income to average daily net assets (%)	.49	.64*
Portfolio turnover rate (%)	54.73	41.77
(a) Based on monthly average shares outstanding during the period. * Annualized ** Not annualized

About the Portfolio

Investment adviser
The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the portfolio's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For the fiscal year ended December 31, 1998, the Adviser received an investment management fee of 0.466% from the portfolio on an annual basis.

Portfolio management
The portfolio is managed by a team of investment professionals, who each plays an important role in the portfolio's management process. Team members work together to develop investment strategies and select securities for each portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the portfolio as indicated:

Capital Growth Portfolio
Name and Title	Joined the Portfolio	Responsibilities and Background
William F. Gadsden Lead Manager	1989	Mr. Gadsden joined the Adviser in 1983 and has over 15 years of investment industry experience.
Bruce F. Beaty Manager	1995	Mr. Beaty joined the Adviser in 1991 as a portfolio manager and has over 16 years of investment industry experience.

Year 2000 readiness
Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on a portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a portfolio or on global markets or economies generally.

Euro conversion
The introduction of a new European currency, the Euro, may result in uncertainties for European securities and for the operation of the portfolios. The Euro was introduced on January 1, 1999 by eleven member countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not implement the Euro on January 1, 1999.

The Adviser is actively working to address Euro-related issues as they occur and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on the portfolio's holdings is negative, it could hurt the portfolio's performance.

Distributions
The portfolio will declare and distribute dividends from its net investment income, if any, in April, although an additional distribution may be made if necessary.

All distributions will be reinvested in shares of the portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes
The portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Shareholder communications
Owners of policies and contracts issued by participating insurance companies for which shares of one or more portfolios are the investment vehicle will receive from the participating insurance companies unaudited semi-annual financial statements and audited year-end financial statements certified by the portfolio's independent public accountants. Each report will show the investments owned by a portfolio and the market values thereof as determined by the Trustees and will provide other information about the portfolio and its operations.

Distributor
Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B shares of the portfolio. Under the Rule 12b-1 plan, the portfolio participating in the plan may pay the distributor (for remittance to a participating insurance company) for various costs incurred or paid by such company in connection with the distribution of the Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the Fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the Fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Expenses payable pursuant to the plan may include but are not necessarily limited to: printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective variable annuity contracts and variable life insurance policy owners; those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing or relating to the Fund and including materials intended for use within the participating insurance company, or for broker-dealer only use or retail use; holding seminars and sales meetings designed to promote the distribution of Fund shares; obtaining information and providing explanations to variable annuity contract and variable life insurance policy owners regarding Fund investment objectives and policies and other information about the Fund and its portfolios, including the performance of the portfolios; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of variable annuity contract and variable life insurance policy owner accounts with respect to Fund shares attributable to such accounts; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Fund shares.

Buying and selling shares
The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to fees imposed pursuant to the Rule 12b-1 plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to the Rule 12b-1 plan.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), such purchases and redemptions of the shares of the portfolio are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on that same day.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Share price
Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines the net asset value per share of the portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the portfolio's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolio does not price its shares. As a result, the net asset value of the portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Additional information about the portfolio may be found in the Fund's Statement of Additional Information and in shareholder reports. Participating insurance companies with inquiries may call the telephone number listed below. The Statement of Additional Information contains information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

By Telephone	Call Scudder Investor Services, Inc. collect at 617-295-1000
By Mail	Scudder Investor Services, Inc. Two International Place Boston, MA 02110-4103 or Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-6009 (a duplication fee is charged)
In Person	Public Reference Room Securities and Exchange Commission Washington, D.C. (Call 1-800-SEC-0330 for more information.)
By Internet	http://www.sec.gov http://www.scudder.com

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-4257

Scudder Variable Life Investment Fund: Large Company Growth Portfolio

Scudder Variable Life Investment Fund

Scudder Variable Life Investment Fund offers a choice of nine portfolios as funding vehicles for certain variable life insurance policies and variable annuity contracts offered by the separate accounts of participating insurance companies. The Large Company Growth Portfolio is included herein.

Large Company Growth Portfolio

Prospectus
May 1, 1999

This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A shares of beneficial interest
Class B shares of beneficial interest

Contents
Investment Concept of the Fund
Portfolio Description
An overview of the	Large Company Growth Portfolio
portfolio's goal and
strategy, main risks
performance and,
expenses

About the Portfolio
Additional information	Investment adviser
that you should know	Portfolio management
about the portfolio	Distributions
Taxes
Shareholder communications
Distributor
Buying and selling shares
Share price

Investment Concept of the Fund

Scudder Variable Life Investment Fund is an open-end, registered management investment company comprised of the following diversified series: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for certain variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain participating insurance companies.

This prospectus pertains to both Class A and Class B shares of each portfolio. Class A shares are offered at net asset value. Class B shares are offered at net asset value and are subject to a Rule 12b-1 fee.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, certain participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectuses.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Description

Large Company Growth Portfolio

Investment objective
Large Company Growth Portfolio seeks long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies
The portfolio pursues its investment objective by investing at least 65% of its assets in equity securities issued by large-sized domestic companies that the portfolio management team believes offer above-average appreciation potential. These companies typically have market capitalizations in excess of $1 billion, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market, as defined by the Standard & Poor's 500 Composite Stock Price Index.

The portfolio allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading considerations. In choosing the portfolio's investments, the portfolio management team uses a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that it believes are selling at attractive market valuations. The portfolio management team uses in-depth fundamental research to evaluate various aspects of corporate performance, with a particular focus on consistency of results, long-term growth prospects and financial strength. Quantitative valuation models are designed to help determine which growth companies offer the best values at a given point in time.

When assessing financial quality of a company, the portfolio management team weighs four elements of business risk. These factors are the portfolio management team's assessment of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

The portfolio typically sells a stock when the stock's earnings growth potential becomes less favorable, when the capitalization of the issuer ceases to qualify the issuer's securities as an investment for the portfolio, if the stock fails to meet the portfolio management team's expectations, or due to changes in the market and investment environment.

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments
To a more limited extent, the portfolio may, but is not required to, utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies
The portfolio manages risk by diversifying widely among industries and companies, and using disciplined security selection.

For temporary defensive purposes, the portfolio may temporarily invest up to 100% of its assets in cash and cash equivalents. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

The portfolio may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks
The primary factor affecting the portfolio's performance is stock market movements. Stock market movements will affect the portfolio's share prices on a daily basis and the portfolio's returns and net asset value will go up and down. Declines are possible both in the overall stock market and in the type of securities held by the portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered the greatest potential for gain on your investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market.

The portfolio management team's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment objective.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

Past performance
As this is a new portfolio, no past performance data are available.

About the Portfolio

Investment adviser
The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the portfolio's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

The Adviser receives an annual fee payable monthly from Large Company Growth Portfolio of 0.625% of the portfolio's average daily net assets. Until April 30, 2000, the Adviser has agreed to waive all or a portion of its management fees to limit the expenses of Large Company Growth Portfolio to 1.25% of the portfolio's average daily net assets.

Portfolio management
The portfolio is managed by a team of investment professionals, who each plays an important role in the portfolio's management process. Team members work together to develop investment strategies and select securities for each portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the portfolio as indicated:

Large Company Growth Portfolio
Name and Title	Joined the Portfolio	Responsibilities and Background
Valerie F. Malter Lead Manager	1999	Ms. Malter joined the Adviser in 1995 as Product Leader of Quality Growth Equity and began her investment career in 1984. Prior to joining the Adviser, Ms. Malter spent ten years as an analyst and portfolio manager at an unaffiliated investment management firm.

George P. Fraise Manager	1999	Mr. Fraise joined the Adviser in 1997 as a portfolio manager. Between 1993 and 1997, Mr. Fraise served as an analyst for two unaffiliated investment management firms and began his investment career in 1987.

Year 2000 readiness
Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on a portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a portfolio or on global markets or economies generally.

Euro conversion
The introduction of a new European currency, the Euro, may result in uncertainties for European securities and for the operation of the portfolios. The Euro was introduced on January 1, 1999 by eleven member countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not implement the Euro on January 1, 1999.

The Adviser is actively working to address Euro-related issues as they occur and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on the portfolio's holdings is negative, it could hurt the portfolio's performance.

Distributions
The portfolio will declare and distribute dividends from its net investment income, if any, in April, although an additional distribution may be made if necessary.

All distributions will be reinvested in shares of the portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes
The portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Shareholder communications
Owners of policies and contracts issued by participating insurance companies for which shares of one or more portfolios are the investment vehicle will receive from the participating insurance companies unaudited semi-annual financial statements and audited year-end financial statements certified by the portfolio's independent public accountants. Each report will show the investments owned by a portfolio and the market values thereof as determined by the Trustees and will provide other information about the portfolio and its operations.

Distributor
Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B shares of the portfolio. Under the Rule 12b-1 plan, the portfolio participating in the plan may pay the distributor (for remittance to a participating insurance company) for various costs incurred or paid by such company in connection with the distribution of the Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the Fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the Fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Expenses payable pursuant to the plan may include but are not necessarily limited to: printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective variable annuity contracts and variable life insurance policy owners; those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing or relating to the Fund and including materials intended for use within the participating insurance company, or for broker-dealer only use or retail use; holding seminars and sales meetings designed to promote the distribution of Fund shares; obtaining information and providing explanations to variable annuity contract and variable life insurance policy owners regarding Fund investment objectives and policies and other information about the Fund and its portfolios, including the performance of the portfolios; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of variable annuity contract and variable life insurance policy owner accounts with respect to Fund shares attributable to such accounts; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Fund shares.

Buying and selling shares
The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to fees imposed pursuant to the Rule 12b-1 plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to the Rule 12b-1 plan.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), such purchases and redemptions of the shares of the portfolio are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on that same day.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Share price
Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines the net asset value per share of the portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the portfolio's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolio does not price its shares. As a result, the net asset value of the portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Additional information about the portfolio may be found in the Fund's Statement of Additional Information and in shareholder reports. Participating insurance companies with inquiries may call the telephone number listed below. The Statement of Additional Information contains information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

By Telephone	Call Scudder Investor Services, Inc. collect at 617-295-1000
By Mail	Scudder Investor Services, Inc. Two International Place Boston, MA 02110-4103 or Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-6009 (a duplication fee is charged)
In Person	Public Reference Room Securities and Exchange Commission Washington, D.C. (Call 1-800-SEC-0330 for more information.)
By Internet	http://www.sec.gov http://www.scudder.com

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-4257

Scudder Variable Life Investment Fund: Small Company Growth Portfolio

Scudder Variable Life Investment Fund

Scudder Variable Life Investment Fund offers a choice of nine portfolios as funding vehicles for certain variable life insurance policies and variable annuity contracts offered by the separate accounts of participating insurance companies. The Small Company Growth Portfolio is included herein.

Small Company Growth Portfolio

Prospectus
May 1, 1999

This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A shares of beneficial interest
Class B shares of beneficial interest

Contents
Investment Concept of the Fund
Portfolio Description
An overview of the	Small Company Growth Portfolio
portfolio's goal and
strategy, main risks
performance and,
expenses

About the Portfolio
Additional information	Investment adviser
that you should know	Portfolio management
about the portfolio	Distributions
Taxes
Shareholder communications
Distributor
Buying and selling shares
Share price

Investment Concept of the Fund

Scudder Variable Life Investment Fund is an open-end, registered management investment company comprised of the following diversified series: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for certain variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain participating insurance companies.

This prospectus pertains to both Class A and Class B shares of each portfolio. Class A shares are offered at net asset value. Class B shares are offered at net asset value and are subject to a Rule 12b-1 fee.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, certain participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectuses.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Description

Small Company Growth Portfolio

Investment objective
Small Company Growth Portfolio pursues long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies
Emerging growth companies tend to be small or little-known companies that have strong prospects for growth because they may offer such things as cutting edge products, unique services, innovative distribution channels or technological advances.

In managing the portfolio, the portfolio management team identifies promising small companies through extensive fundamental and field research. Using a "bottom-up" approach, the portfolio focuses on companies that, in the portfolio management team's view, have the following characteristics:

  low debt positions;
  clean balance sheets;
  conservative accounting methods;
  excellent management who own a significant stake in the company;
  projected annual earnings growth rates of at least 15%; and
  either a commanding position in a growing market or the ability to build such a position in the future.

In addition, the portfolio favors companies that are in an "emerging growth" phase of development. At this stage, a young company may enjoy certain advantages, such as niche products and lean organizations, and thus be well-positioned for significant growth and greater market recognition.

In order to locate tomorrow's leaders before they are widely known, the portfolio management team searches for companies developing new, innovative products and services that it believes have the potential to substantially impact their particular industries or dramatically change consumer behavior in the next century. The portfolio management team expects to find these companies in many rapidly changing sectors of the economy. Examples include innovative retailing concepts, the transition in the U.S. to a service-based economy, advances occurring in health care and biotechnology, as well as the rapidly developing areas of communications, computing, software and technology generally.

The portfolio normally invests at least 80% of its assets in common stocks. Companies in which the portfolio invests generally are similar in size to those included in the Russell 2000 Index — a widely used benchmark of small stock performance. As companies in the portfolio's portfolio exceed the maximum market value of the companies in the Russell 2000 Index, the portfolio may continue to hold these securities, but will generally not add to these holdings. A stock is typically sold when, in the opinion of the portfolio management team, (i) the stock has reached its fair market value and its appreciation potential is limited, (ii) the company's fundamentals have deteriorated or (iii) the portfolio is too heavily weighted in the particular stock or industry sector.

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments
To a more limited extent, the portfolio may, but is not required to, make the following investments:

The portfolio may also invest in the equity securities of foreign companies. The portfolio may utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, futures, options and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies
The portfolio manages risk by diversifying widely among industries and companies, and using disciplined security selection.

For temporary defensive purposes, the portfolio may temporarily invest up to 100% of its assets in cash and cash equivalents. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

The portfolio may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks
The primary factor affecting the portfolio's performance is stock market movements. Stock market movements will affect the portfolio's share prices on a daily basis and the portfolio's returns and net asset value will go up and down. Declines are possible both in the overall stock market and in the type of securities held by the portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered the greatest potential for gain on your investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market.

While small company stocks have historically outperformed large company stocks, they also have been subject to greater investment risk. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares generally trade less frequently than large companies, it may be more difficult for the fund to buy and sell significant amounts of small company shares without having an unfavorable impact on the shares' stock market price.

Because the portfolio may engage in active and frequent trading of portfolio securities, the portfolio may have higher transaction costs that would affect the portfolio's performance over time. In addition, holders may incur taxes on any realized capital gains.

A portion of the portfolio's assets may be invested outside the United States. Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

Past performance
As this is a new portfolio, no past performance data are available.

About the Portfolio

Investment adviser
The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the portfolio's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

The Adviser receives an annual fee payable monthly from Small Company Growth Portfolio of 0.875% of the portfolio's average daily net assets. Until April 30, 2000, the Adviser has agreed to waive all or a portion of its management fees to limit the expenses of Small Company Growth Portfolio to 1.50% of the portfolio's average daily net assets.

Portfolio management
The portfolio is managed by a team of investment professionals, who each plays an important role in the portfolio's management process. Team members work together to develop investment strategies and select securities for each portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the portfolio as indicated:

Small Company Growth Portfolio
Name and Title	Joined the Portfolio	Responsibilities and Background
Peter Chin Lead Manager	1999	Mr. Chin joined the Adviser in 1973 and has over 25 years of research and portfolio management experience, primarily in small company growth stocks.
Roy C. McKay Manager	1999	Mr. McKay joined the Adviser in 1988 and has over 31 years of investment experience, including 22 years of experience specializing in small company growth stocks.

Year 2000 readiness
Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on a portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a portfolio or on global markets or economies generally.

Euro conversion
The introduction of a new European currency, the Euro, may result in uncertainties for European securities and for the operation of the portfolios. The Euro was introduced on January 1, 1999 by eleven member countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not implement the Euro on January 1, 1999.

The Adviser is actively working to address Euro-related issues as they occur and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on the portfolio's holdings is negative, it could hurt the portfolio's performance.

Distributions
The portfolio will declare and distribute dividends from its net investment income, if any, in April, although an additional distribution may be made if necessary.

All distributions will be reinvested in shares of the portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes
The portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Shareholder communications
Owners of policies and contracts issued by participating insurance companies for which shares of one or more portfolios are the investment vehicle will receive from the participating insurance companies unaudited semi-annual financial statements and audited year-end financial statements certified by the portfolio's independent public accountants. Each report will show the investments owned by a portfolio and the market values thereof as determined by the Trustees and will provide other information about the portfolio and its operations.

Distributor
Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B shares of the portfolio. Under the Rule 12b-1 plan, the portfolio participating in the plan may pay the distributor (for remittance to a participating insurance company) for various costs incurred or paid by such company in connection with the distribution of the Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the Fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the Fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Expenses payable pursuant to the plan may include but are not necessarily limited to: printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective variable annuity contracts and variable life insurance policy owners; those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing or relating to the Fund and including materials intended for use within the participating insurance company, or for broker-dealer only use or retail use; holding seminars and sales meetings designed to promote the distribution of Fund shares; obtaining information and providing explanations to variable annuity contract and variable life insurance policy owners regarding Fund investment objectives and policies and other information about the Fund and its portfolios, including the performance of the portfolios; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of variable annuity contract and variable life insurance policy owner accounts with respect to Fund shares attributable to such accounts; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Fund shares.

Buying and selling shares
The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to fees imposed pursuant to the Rule 12b-1 plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to the Rule 12b-1 plan.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), such purchases and redemptions of the shares of the portfolio are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on that same day.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Share price
Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines the net asset value per share of the portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the portfolio's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolio does not price its shares. As a result, the net asset value of the portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Additional information about the portfolio may be found in the Fund's Statement of Additional Information and in shareholder reports. Participating insurance companies with inquiries may call the telephone number listed below. The Statement of Additional Information contains information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

By Telephone	Call Scudder Investor Services, Inc. collect at 617-295-1000
By Mail	Scudder Investor Services, Inc. Two International Place Boston, MA 02110-4103 or Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-6009 (a duplication fee is charged)
In Person	Public Reference Room Securities and Exchange Commission Washington, D.C. (Call 1-800-SEC-0330 for more information.)
By Internet	http://www.sec.gov http://www.scudder.com

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-4257

Scudder Variable Life Investment Fund: Global Discovery Portfolio

Scudder Variable Life Investment Fund

Scudder Variable Life Investment Fund offers a choice of nine portfolios as funding vehicles for certain variable life insurance policies and variable annuity contracts offered by the separate accounts of participating insurance companies. The Global Discovery Portfolio is included herein.

Global Discovery Portfolio

Prospectus
May 1, 1999

This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A shares of beneficial interest
Class B shares of beneficial interest

Contents
Investment Concept of the Fund
Portfolio Description
An overview of the	Global Discovery Portfolio
portfolio's goal and	Financial highlights
strategy, main risks
performance and,
expenses

About the Portfolio
Additional information	Investment adviser
that you should know	Portfolio management
about the portfolio	Distributions
Taxes
Shareholder communications
Distributor
Buying and selling shares
Share price

Investment Concept of the Fund

Scudder Variable Life Investment Fund is an open-end, registered management investment company comprised of the following diversified series: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for certain variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain participating insurance companies.

This prospectus pertains to both Class A and Class B shares of each portfolio. Class A shares are offered at net asset value. Class B shares are offered at net asset value and are subject to a Rule 12b-1 fee.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, certain participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectuses.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Description

Global Discovery Portfolio

Investment objective
Global Discovery Portfolio pursues above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies
The portfolio invests primarily in a diversified portfolio of equity securities of small rapidly growing companies that the portfolio management team believes offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. These companies are similar in size to the smallest 20% of the companies represented by the Salomon Brothers Broad Market Index — typically these companies have a market capitalization of between approximately $100 million and $4 billion. Under normal circumstances, the portfolio invests at least 65% of its assets in the equity securities of small companies.

Equity securities in which the portfolio primarily invests include common stocks, preferred stocks (convertible or non-convertible), rights and warrants.

The portfolio has the flexibility to invest in any region of the world and may invest without limit in foreign equity securities. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as some of those of the United States, Japan and Western Europe.

The portfolio management team determines which securities to invest in by evaluating potential investments from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. In evaluating the growth potential and relative value of a possible investment, the portfolio management team takes into consideration numerous factors, including:

  the depth and quality of management;
  a company's product line, business strategy and competitive position;
  research and development efforts;
  financial strength, including degree of leverage;
  cost structure;
  revenue and earnings growth potential;
  price-earnings ratios and other stock valuation measures; and
  the attractiveness of the country and region in which a company is located.

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments
To a more limited extent, the portfolio may, but is not required to, make the following investments:

The portfolio may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in debt securities if the portfolio's investment adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The portfolio may purchase investment-grade bonds, those rated Aaa, Aa, A, Baa or AAA, AA, A, BBB, or their equivalents. The portfolio may also invest up to 5% of its net assets in low-rated high yield/high risk bonds, (i.e., those rated below BBB or Baa) commonly referred to as "junk bonds."

The portfolio may utilize other investments and investment techniques that may impact portfolio performance including, but not limited to, futures, options and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies
The portfolio attempts to manage risk by diversifying widely among regions, industries and individual companies.

For temporary defensive purposes, the portfolio may invest up to 100% of its assets in cash and cash equivalents. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

The portfolio may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks
The principal risks of investing in the portfolio are stock market risk and, more specifically, the risks associated with global small company stocks.

Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign markets have been more volatile than the U.S. market.

As with all investments in the stock market, the portfolio's returns and net asset value will go up and down. Stock market movements will affect the portfolio's share price on a daily basis. Declines in value are possible both in the overall stock market and in the types of securities held by the portfolio. In addition, the portfolio management team's strategy and skill in choosing securities for the portfolio will determine in large part the portfolio's ability to achieve its objective. In addition, the portfolio management team's choice of countries, market sectors or specific investments may not perform as well as expected.

In pursuit of higher investment returns, the portfolio may incur greater risks and more dramatic fluctuations in value than a portfolio that invests in stocks of larger companies. The inherent business characteristics and risks of small companies include such things as untested management, key personnel with varying degrees of experience, less diversified product lines and weaker financial positions. Also, small companies tend to have less predictable earnings and less liquid securities than more established companies.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

Past performance
The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed from year to year, and comparing this information to a broad measure of market performance. This information does not reflect charges and fees associated with a separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.

Total returns for years ended December 31*

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

Total returns for years ended December 31*

BAR CHART DATA:

          Year                %
          ----              ----

          1997            12.38
          1998            16.44

* Total returns for Class B shares of the portfolio would differ from those of Class A shares of the portfolio to the extent that the expenses of the classes differ.

For the periods included in the bar chart, the portfolio's highest return for a calendar quarter was 20.54% (the fourth quarter of 1998), and the portfolio's lowest return for a calendar quarter was -17.25% (the third quarter of 1998).

The portfolio's year-to-date total return as of March 31, 1999 was 1.74%.

Average annual total returns
For periods ended December 31, 1998	Class A	Salomon Brothers World Equity Extended Market Index	Class B	Salomon Brothers World Equity Extended Market Index
One Year	16.44%	5.92%	16.18%	5.92%
Since Class Inception**	12.85%	6.09%***	18.39%	10.77%***

** Inception dates are May 1, 1996 for Class A shares and May 2, 1997 for Class B shares.
*** Index comparisons begin on April 30, 1996 for Class A shares and April 30, 1997 for Class B shares.

The Salomon Brothers World Equity Extended Market Index is an unmanaged small capitalization stock universe of 22 countries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses.

Financial highlights
The financial highlights table is intended to help you understand the portfolio's financial performance for the fiscal periods indicated. Certain information reflects the financial results for a single portfolio share outstanding (a) throughout each period. The total return figures represent the rate that a shareholder in a portfolio would have earned (or lost) on an investment in a portfolio assuming reinvestment of all distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the portfolio's financial statements, is included in the portfolio's annual reports, which are available upon request by calling a participating insurance company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc. collect at 617-295-1000.

Global Discovery Portfolio — Class A shares
Class A (c)	Years Ended December 31,		For the Period May 1, 1996 (commencement of operations) to December 31,
	1998	1997	1996
Net asset value, beginning of period	$7.08	$6.33	$6.00(b)
Income from investment operations:
Net investment income (loss)	(.03)	(.03)	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.18	.81	.34
Total from investment operations	1.15	.78	.33
Less distributions from:
Net investment income	(.12)	(.02)	—
Net realized gains on investment transactions	(.07)	(.01)	—
Total distributions	(.19)	(.03)	—
Net asset value, end of period	$8.04	$7.08	$6.33
Total Return (%) (d)	16.44	12.38	5.50**
Ratios and Supplemental Data
Net assets, end of period ($ millions)	25	18	17
Ratio of operating expenses, net to average daily net assets (%)	1.72	1.50	1.50*
Ratio of operating expenses before expense reductions, to average daily net assets (%)	1.79	1.79	2.32*
Ratio of net investment income (loss) to average daily net assets (%)	(.40)	(.44)	(.13)*
Portfolio turnover rate (%)	54.37	83.16	50.31*
(a) Based on monthly average shares outstanding during the period.
(b) Original capital.
(c) On May 2, 1997 existing shares were designated as Class A shares.
(d) Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Global Discovery Portfolio — Class B shares
Class B	Year Ended December 31, 1998	For the Period May 2, 1997 (commencement of sale of Class B shares) to December 31, 1997
Net asset value, beginning of period	$7.07	$6.20
Income from investment operations:
Net investment loss	(.05)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.18	.91
Total from investment operations	1.13	.87
Less distributions from:
Net investment income	(.12)	—
Net realized gains on investment transactions	(.07)	—
Total distributions	(.19)	—
Net asset value, end of period	$8.01	$7.07
Total Return (%) (b)	16.18	14.03**
Ratios and Supplemental Data
Net assets, end of period ($ millions)	4	2
Ratio of operating expenses, net to average daily net assets (%)	1.98	1.75
Ratio of operating expenses, before reductions, to average daily net assets (%)	2.04	2.00*
Ratio of net investment loss to average daily net assets (%)	(.69)	(.89)*
Portfolio turnover rate (%)	54.37	83.16
(a) Based on monthly average shares outstanding during the period. (b) Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

About the Portfolio

Investment adviser
The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the portfolio's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For the fiscal year ended December 31, 1998, the Adviser received an investment management fee of 0.907%* from the portfolio on an annual basis.

* The Adviser agreed to waive all or a portion of its management fee to limit the expenses of the Global Discovery Portfolio to 1.50% of average daily net assets until April 30, 1998.

Portfolio management
The portfolio is managed by a team of investment professionals, who each plays an important role in the portfolio's management process. Team members work together to develop investment strategies and select securities for each portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the portfolio as indicated:

Global Discovery Portfolio
Name and Title	Joined the Portfolio	Responsibilities and Background
Gerald J. Moran Lead Manager	1996	Mr. Moran joined the Adviser's equity research and management area in 1968 as an analyst and has focused on small company stocks since 1982. Mr. Moran has been a portfolio manager since 1985.
Sewall Hodges Manager	1996	Mr. Hodges joined the Adviser in 1995 as a portfolio manager and has 12 years of experience in global analysis and portfolio management.

Year 2000 readiness
Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on a portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a portfolio or on global markets or economies generally.

Euro conversion
The introduction of a new European currency, the Euro, may result in uncertainties for European securities and for the operation of the portfolios. The Euro was introduced on January 1, 1999 by eleven member countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not implement the Euro on January 1, 1999.

The Adviser is actively working to address Euro-related issues as they occur and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on the portfolio's holdings is negative, it could hurt the portfolio's performance.

Distributions
The portfolio will declare and distribute dividends from its net investment income, if any, in April, although an additional distribution may be made if necessary.

All distributions will be reinvested in shares of the portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes
The portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Shareholder communications
Owners of policies and contracts issued by participating insurance companies for which shares of one or more portfolios are the investment vehicle will receive from the participating insurance companies unaudited semi-annual financial statements and audited year-end financial statements certified by the portfolio's independent public accountants. Each report will show the investments owned by a portfolio and the market values thereof as determined by the Trustees and will provide other information about the portfolio and its operations.

Distributor
Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B shares of the portfolio. Under the Rule 12b-1 plan, the portfolio participating in the plan may pay the distributor (for remittance to a participating insurance company) for various costs incurred or paid by such company in connection with the distribution of the Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the Fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the Fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Expenses payable pursuant to the plan may include but are not necessarily limited to: printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective variable annuity contracts and variable life insurance policy owners; those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing or relating to the Fund and including materials intended for use within the participating insurance company, or for broker-dealer only use or retail use; holding seminars and sales meetings designed to promote the distribution of Fund shares; obtaining information and providing explanations to variable annuity contract and variable life insurance policy owners regarding Fund investment objectives and policies and other information about the Fund and its portfolios, including the performance of the portfolios; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of variable annuity contract and variable life insurance policy owner accounts with respect to Fund shares attributable to such accounts; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Fund shares.

Buying and selling shares
The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to fees imposed pursuant to the Rule 12b-1 plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to the Rule 12b-1 plan.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), such purchases and redemptions of the shares of the portfolio are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on that same day.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Share price
Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines the net asset value per share of the portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the portfolio's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolio does not price its shares. As a result, the net asset value of the portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Additional information about the portfolio may be found in the Fund's Statement of Additional Information and in shareholder reports. Participating insurance companies with inquiries may call the telephone number listed below. The Statement of Additional Information contains information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

By Telephone	Call Scudder Investor Services, Inc. collect at 617-295-1000
By Mail	Scudder Investor Services, Inc. Two International Place Boston, MA 02110-4103 or Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-6009 (a duplication fee is charged)
In Person	Public Reference Room Securities and Exchange Commission Washington, D.C. (Call 1-800-SEC-0330 for more information.)
By Internet	http://www.sec.gov http://www.scudder.com

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-4257

Scudder Variable Life Investment Fund: International Portfolio

Scudder Variable Life Investment Fund

Scudder Variable Life Investment Fund offers a choice of nine portfolios as funding vehicles for certain variable life insurance policies and variable annuity contracts offered by the separate accounts of participating insurance companies. The International Portfolio is included herein.

International Portfolio

Prospectus
May 1, 1999

This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus.

Shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A shares of beneficial interest
Class B shares of beneficial interest

Contents
Investment Concept of the Fund
Portfolio Description
An overview of the	International Portfolio
portfolio's goal and	Financial highlights
strategy, main risks
performance and,
expenses

About the Portfolio
Additional information	Investment adviser
that you should know	Portfolio management
about the portfolio	Distributions
Taxes
Shareholder communications
Distributor
Buying and selling shares
Share price

Investment Concept of the Fund

Scudder Variable Life Investment Fund is an open-end, registered management investment company comprised of the following diversified series: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Global Discovery Portfolio and International Portfolio. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for certain variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain participating insurance companies.

This prospectus pertains to both Class A and Class B shares of each portfolio. Class A shares are offered at net asset value. Class B shares are offered at net asset value and are subject to a Rule 12b-1 fee.

The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken.

Individual variable annuity contract holders and variable life insurance policyholders are not the "shareholders" of the Fund. Rather, certain participating insurance companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract and variable life insurance policyholders. The variable annuity contracts and the variable life insurance policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectuses.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Description

International Portfolio

Investment objective
The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. Unless otherwise indicated, the portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies
The portfolio pursues its objective by investing primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The companies in which the portfolio invests do business primarily outside the United States. The portfolio intends to diversify its investments among several countries and its holdings will include business activities in at least three different countries, excluding the United States.

In determining the appropriate distribution of investments among various countries and geographic regions, the investment manager ordinarily considers the following factors:

  prospects for relative economic growth among foreign countries;
  expected levels of inflation;
  relative price levels of the various capital markets;
  governmental policies influencing business conditions;
  the outlook for currency relationships; and
  the range of individual investment opportunities available to the international investor.

Of course, there can be no guarantee that by following these strategies, the portfolio will achieve its objective.

Other investments
To a more limited extent, the portfolio may, but is not required to, make the following investments:

The portfolio may also invest in fixed-income securities of foreign governments and companies, although the portfolio invests primarily in equity securities.

The portfolio may utilize other investments and investment techniques that may impact portfolio performance including, but not limited to options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies
The portfolio may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian or U.S. government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

Main risks
The primary factor affecting this portfolio's performance is stock market movements in the countries in which the portfolio is invested. Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign markets have been more volatile than the U.S. market. Stock market movements will affect the portfolio's share prices on a daily basis and the portfolio's returns and net asset value will go up and down. Declines are possible both in the overall stock market and in the type of securities held by the portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered the greatest potential for gain on your investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market.

The portfolio management team's skill in choosing appropriate investments for the portfolio will determine in large part the portfolio's ability to achieve its investment objective. In addition, the portfolio management team's choice of countries, market sectors or specific investments may not perform as well as expected.

There are market and investment risks with any security and the value of an investment in the portfolio will fluctuate over time and it is possible to lose money invested in the portfolio.

Past performance
The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed from year to year, and comparing this information to a broad measure of market performance. This information does not reflect charges and fees associated with a separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares and does not reflect sales charges, which reduce return.

Total returns for years ended December 31*

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

Total returns for years ended December 31*

BAR CHART DATA:

          Year                %
          ----              ----

          1989            37.79
          1990            -7.65
          1991            11.45
          1992            -3.08
          1993            37.82
          1994            -0.85
          1995            11.11
          1996            14.78
          1997             9.07
          1998            18.49

* Total returns for Class B shares of the portfolio would differ from those of Class A shares of the portfolio to the extent that the expenses of the classes differ.

For the periods included in the bar chart, the portfolio's highest return for a calendar quarter was 15.19% (the fourth quarter of 1998), and the portfolio's lowest return for a calendar quarter was -17.29% (the third quarter of 1990).

The portfolio's year-to-date total return as of March 31, 1999 was 2.34%.

Average annual total returns
For periods ended December 31, 1998	Class A	MSCI EAFE and Canada Index	Class B	MSCI EAFE and Canada Index
One Year	18.49%	18.76%	18.28%	18.76%
Five Years	10.32%	9.21%	—	—
Ten Years	11.96%	5.59%	—	—
Since Class Inception**	—	—	12.27%	9.25%***

** Inception date is May 8, 1997 for Class B shares.
*** Index comparison begins on May 31, 1997 for Class B shares.

The Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

Index returns assume reinvestment of dividends net of withholding tax and, unlike portfolio returns, do not reflect any fees or expenses.

Financial highlights
The financial highlights table is intended to help you understand the portfolio's financial performance for the fiscal periods indicated. Certain information reflects the financial results for a single portfolio share outstanding (a) throughout each period. The total return figures represent the rate that a shareholder in a portfolio would have earned (or lost) on an investment in a portfolio assuming reinvestment of all distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the portfolio's financial statements, is included in the portfolio's annual reports, which are available upon request by calling a participating insurance company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc. collect at 617-295-1000.

International Portfolio — Class A shares

Class A (b)	Years Ended December 31,
	1998	1997	1996	1995	1994
Net asset value, beginning of period	$14.11	$13.25	$11.82	$10.69	$10.85
Income from investment operations:
Net investment income	.13	.14	.12	.11	.06
Net realized and unrealized gain (loss) on investment transactions	2.29	1.04	1.60	1.07	(.15)
Total from investment operations	2.42	1.18	1.72	1.18	(.09)
Less distributions:
From net investment income	(.26)	(.21)	(.29)	(.01)	(.07)
From net realized gains on investment transactions	(1.71)	(.11)	—	(.04)	—
Total distributions	(1.97)	(.32)	(.29)	(.05)	(.07)
Net asset value, end of period	$14.56	$14.11	$13.25	$11.82	$10.69
Total Return (%)	18.49	9.07	14.78	11.11	(.85)
Ratios and Supplemental Data
Net assets, end of period ($ millions)	509	427	726	548	472
Ratio of operating expenses to average daily net assets (%)	1.04	1.00	1.05	1.08	1.08
Ratio of net investment income to average daily net assets (%)	.90	.94	.95	.95	.57
Portfolio turnover rate (%)	70.65	61.35	32.63	45.76	33.52
(a) Based on monthly average shares outstanding during the period. (b) On May 8, 1997, existing shares were designated as Class A shares.

International Portfolio — Class B shares

Class B	Year Ended December 31, 1998	For the Period May 8, 1997 (commencement of sale of Class B shares) to December 31, 1997
Net asset value, beginning of period	$14.08	$13.76
Income from investment operations:
Net investment income (loss)	.10	(.00)(b)
Net realized and unrealized gain (loss) on investment transactions	2.29	.32
Total from investment operations	2.39	.32
Less distributions:
From net investment income	(.25)	—
From net realized gains on investment transactions	(1.71)	—
Total distributions	(1.96)	—
Net asset value, end of period	$14.51	$14.08
Total Return (%)	18.28	2.33**
Ratios and Supplemental Data
Net assets, end of period ($ millions)	.37	.35
Ratio of operating expenses to average daily net assets (%)	1.28	1.24*
Ratio of net investment income to average daily net assets (%)	.69	(.00)(b)*
Portfolio turnover rate (%)	70.65	61.35**
(a) Based on monthly average shares outstanding during the period. (b) Amount shown is less than one half of .005. * Annualized ** Not annualized

About the Portfolio

Investment adviser
The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), Two International Place, Boston, MA, to manage the portfolio's daily investment and business affairs subject to the policies established by the Board. The Adviser actively manages the portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For the fiscal year ended December 31, 1998, the Adviser received an investment management fee of 0.867% from the portfolio on an annual basis.

Portfolio management
The portfolio is managed by a team of investment professionals, who each plays an important role in the portfolio's management process. Team members work together to develop investment strategies and select securities for each portfolio. They are supported by the portfolio's investment adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the portfolio as indicated:

International Portfolio
Name and Title	Joined the Portfolio	Responsibilities and Background
Irene Cheng Lead Manager	1998	Ms. Cheng joined the Adviser in 1993 and began her investment career in 1985. Prior to joining the Adviser, Ms. Cheng spent three years in merchant banking activities and three years as an equity analyst at an unaffiliated investment management firm.

Nicholas Bratt Manager	1987	Mr. Bratt joined the Adviser in 1976 and has 24 years of experience in worldwide investing, including 22 years of experience as a portfolio manager. Mr. Bratt is the head of the Adviser's Global Equity Department.

Deborah A. Chaplin Manager	1998	Ms. Chaplin joined the Adviser in 1996 as a portfolio manager and has over six years of experience as a securities analyst and portfolio manager.
Sheridan Reilly Manager	1998	Mr. Reilly joined the Adviser in 1995 and began his investment career in 1987. Prior to joining the Adviser, Mr. Reilly focused on strategies for global bond portfolios, currency hedging and foreign equity markets at an unaffiliated investment management firm.

Carol L. Franklin Manager	1998	Ms. Franklin joined the Adviser in 1981 and has worked in international equity investing as a portfolio manager, specializing in European investments.

Year 2000 readiness
Like other mutual funds and financial and business organizations worldwide, the portfolio could be adversely affected if computer systems on which the portfolio relies, which primarily include those used by the portfolio's investment adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on a portfolio's business and operations, such as problems with calculating net asset value and difficulties in implementing the portfolio's purchase and redemption procedures. The portfolio's investment adviser has commenced a review of the Year 2000 issue as it may affect the portfolio and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by a portfolio or on global markets or economies generally.

Euro conversion
The introduction of a new European currency, the Euro, may result in uncertainties for European securities and for the operation of the portfolios. The Euro was introduced on January 1, 1999 by eleven member countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not implement the Euro on January 1, 1999.

The Adviser is actively working to address Euro-related issues as they occur and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on the portfolio's holdings is negative, it could hurt the portfolio's performance.

Distributions
The portfolio will declare and distribute dividends from its net investment income, if any, in April, although an additional distribution may be made if necessary.

All distributions will be reinvested in shares of the portfolio unless an election is made on behalf of a separate account to receive distributions in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes
The portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Shareholder communications
Owners of policies and contracts issued by participating insurance companies for which shares of one or more portfolios are the investment vehicle will receive from the participating insurance companies unaudited semi-annual financial statements and audited year-end financial statements certified by the portfolio's independent public accountants. Each report will show the investments owned by a portfolio and the market values thereof as determined by the Trustees and will provide other information about the portfolio and its operations.

Distributor
Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B shares of the portfolio. Under the Rule 12b-1 plan, the portfolio participating in the plan may pay the distributor (for remittance to a participating insurance company) for various costs incurred or paid by such company in connection with the distribution of the Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the Fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the Fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Expenses payable pursuant to the plan may include but are not necessarily limited to: printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective variable annuity contracts and variable life insurance policy owners; those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing or relating to the Fund and including materials intended for use within the participating insurance company, or for broker-dealer only use or retail use; holding seminars and sales meetings designed to promote the distribution of Fund shares; obtaining information and providing explanations to variable annuity contract and variable life insurance policy owners regarding Fund investment objectives and policies and other information about the Fund and its portfolios, including the performance of the portfolios; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of variable annuity contract and variable life insurance policy owner accounts with respect to Fund shares attributable to such accounts; and financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Fund shares.

Buying and selling shares
The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to fees imposed pursuant to the Rule 12b-1 plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to the Rule 12b-1 plan.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange is open for trading. For orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. eastern time), such purchases and redemptions of the shares of the portfolio are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on that same day.

Should any conflict between variable annuity contract and variable life insurance policy holders arise which would require a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Share price
Scudder Fund Accounting Corporation, a subsidiary of the Adviser, determines the net asset value per share of the portfolio as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total portfolio assets, less all liabilities, by the total number of shares outstanding. Market prices are used to determine the value of the portfolio's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the portfolio does not price its shares. As a result, the net asset value of the portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Additional information about the portfolio may be found in the Fund's Statement of Additional Information and in shareholder reports. Participating insurance companies with inquiries may call the telephone number listed below. The Statement of Additional Information contains information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Fund documents may be obtained without charge from the following sources:

By Telephone	Call Scudder Investor Services, Inc. collect at 617-295-1000
By Mail	Scudder Investor Services, Inc. Two International Place Boston, MA 02110-4103 or Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-6009 (a duplication fee is charged)
In Person	Public Reference Room Securities and Exchange Commission Washington, D.C. (Call 1-800-SEC-0330 for more information.)
By Internet	http://www.sec.gov http://www.scudder.com

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number: 811-4257